Schedule of Acquisition of Aircrafts and Related Spare Engines (Detail) (USD $) In Billions, unless otherwise specified	Dec. 31, 2012
Commitments and Contingencies Disclosure [Line Items]
2013	$ 1.8
2014	1.5
2015	2.0
2016	3.0
2017	2.5
After 2017	7.1
Total commitments	$ 17.9